Hedges and Derivative Financial Instruments (Schedule of Outstanding Derivative Contracts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Fair value of hedge assets	$ 145	$ 144
Fair value of hedge liabilities	324	139
Derivative asset, current	103	55
Derivative asset, noncurrent	42	89
Total derivatives, hedge assets	145	144
Derivative liability, current	152	61
Derivative liability, noncurrent	172	78
Total derivatives, hedge liabilities	324	139
Derivatives accounted for as hedges
Derivatives, Fair Value [Line Items]
Fair value of hedge assets	120	129
Fair value of hedge liabilities	228	117
Derivatives accounted for as hedges | Commodity swaps/options
Derivatives, Fair Value [Line Items]
Notional amount	215	174
Fair value of hedge assets	39	4
Fair value of hedge liabilities	$ 4	$ 10
Maximum term of commodity swaps/options (in months)	30 months	21 months
Derivatives accounted for as hedges | Foreign exchange forwards/options
Derivatives, Fair Value [Line Items]
Notional amount	$ 3,028	$ 3,177
Fair value of hedge assets	58	94
Fair value of hedge liabilities	$ 110	$ 84
Maximum term of foreign exchange forwards/options (in months)	134 months	32 months
Derivatives accounted for as hedges | Cross-currency swaps
Derivatives, Fair Value [Line Items]
Notional amount	$ 1,275	$ 1,275
Fair value of hedge assets	23	25
Fair value of hedge liabilities	$ 86	$ 23
Maximum term of cross-currency swaps (in months)	98 months	110 months
Derivatives accounted for as hedges | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional amount	$ 300	$ 300
Fair value of hedge assets	0	6
Fair value of hedge liabilities	$ 28	$ 0
Maximum term of interest rate derivatives (in months)	53 months	65 months
Derivatives not accounted for as hedges
Derivatives, Fair Value [Line Items]
Fair value of hedge assets	$ 25	$ 15
Fair value of hedge liabilities	96	22
Derivatives not accounted for as hedges | Commodity swaps/options
Derivatives, Fair Value [Line Items]
Notional amount	1	1
Fair value of hedge assets	0	0
Fair value of hedge liabilities	0	$ 0
Maximum term of commodity swaps/options (in months)		7 months
Derivatives not accounted for as hedges | Foreign exchange forwards/options
Derivatives, Fair Value [Line Items]
Notional amount	4,161	$ 3,182
Fair value of hedge assets	25	15
Fair value of hedge liabilities	$ 96	$ 22
Maximum term of foreign exchange forwards/options (in months)	12 months	12 months